NATURE OF OPERATIONS (Details Narrative) - $ / shares	Jan. 23, 2023	Feb. 03, 2022	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Buyer purchased common stock shares		832,241
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	9,112,000
Common stock, par value	$ 0.001
Common stock, par value	$ 0.001